Stockholders' Deficit - Common Stock (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 D $ / shares shares	Dec. 31, 2022 D $ / shares shares	Apr. 30, 2023 $ / shares	Dec. 31, 2021 $ / shares shares
Class A common stock
Stockholders' Deficit
Common stock, shares authorized	200,000,000	200,000,000		200,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Class A common stock subject to possible redemption
Stockholders' Deficit
Class A common stock subject to possible redemption, outstanding (in shares)	4,039,934	34,500,000		34,500,000
Class A common stock not subject to possible redemption
Stockholders' Deficit
Common stock, shares authorized		200,000,000		200,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares issued	0	0		0
Common stock, shares outstanding	0	0		0
Class B common stock
Stockholders' Deficit
Common stock, shares authorized	20,000,000	20,000,000		20,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	8,625,000	8,625,000		8,625,000
Common stock, shares outstanding	8,625,000	8,625,000		8,625,000
Restrictions on transfer period of time after business combination completion	1 year	1 year
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D	20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D	30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences	150 days	150 days
Stock conversion ratio		1
Ratio to be applied to the stock in the conversion	20.00%	20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares	$ 12.00	$ 12.00